Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 18 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands, except per share data)	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share

2017
First quarter	$ 6,247	$ 5,862	$ 1,730	$ 0.63	$ 0.63
Second quarter	6,413	5,950	1,726	0.63	0.63
Third quarter	6,766	6,204	1,866	0.68	0.68
Fourth quarter	7,014	6,436	1,779	0.65	0.65

2016
First quarter	$ 5,661	$ 5,285	$ 1,480	$ 0.54	$ 0.54
Second quarter	5,813	5,446	1,611	0.59	0.59
Third quarter	5,863	5,497	1,694	0.61	0.61
Fourth quarter	6,295	5,931	1,953	0.72	0.72

2015
First quarter	$ 5,407	$ 5,014	$ 1,342	$ 0.49	$ 0.49
Second quarter	5,568	5,175	1,517	0.55	0.55
Third quarter	5,463	5,068	1,556	0.57	0.57
Fourth quarter	5,559	5,173	1,607	0.59	0.59